Deficits	12 Months Ended
Dec. 31, 2023
Deficits [Abstract]
DEFICITS
18.	DEFICITS

The amounts of the Group’s deficits and the movement therein for the Relevant Periods are presented in the consolidated statements of changes in equity.

(i)	Additional paid-in capital

The additional paid-in capital represents the difference between the par value of the shares issued and the consideration received.

(ii)	Share option reserve

The share option reverse of the Group represents the equity-settled share-based payments granted by the Group. Please refer to note 19 for details.

(iii)	Exchange fluctuation reserve

The exchange fluctuation reserve represents exchange differences arising from the translation of the financial statements of Group companies whose functional currencies are different from the Group’s presentation currency.